Inventories	12 Months Ended
Jan. 02, 2016
Inventory Disclosure [Abstract]
Inventories
INVENTORIES
The Company used the LIFO method to value inventories of $78.7 million at January 2, 2016 and $62.5 million at January 3, 2015. If the FIFO method had been used, inventories would have been $27.0 million and $25.1 million higher than reported at January 2, 2016 and January 3, 2015, respectively.